Expense Example, No Redemption - FidelitySustainableIntermediateMunicipalIncomeFund-AMCIZPRO - FidelitySustainableIntermediateMunicipalIncomeFund-AMCIZPRO - Fidelity Sustainable Intermediate Municipal Income Fund
Mar. 30, 2024 USD ($)
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class M
Expense Example, No Redemption:
1 Year	$ 461
3 Years	820
5 Years	1,249
10 Years	2,443
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class C
Expense Example, No Redemption:
1 Year	139
3 Years	671
5 Years	1,277
10 Years	2,721
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class I
Expense Example, No Redemption:
1 Year	38
3 Years	361
5 Years	757
10 Years	1,867
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class Z
Expense Example, No Redemption:
1 Year	32
3 Years	328
5 Years	693
10 Years	1,722
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class A
Expense Example, No Redemption:
1 Year	461
3 Years	815
5 Years	1,238
10 Years	$ 2,416